Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Equity reserve	Foreign currency translation reserve	Deficit	Attributable to shareholders of the Company	Non- controlling interests	Total
Balance at Dec. 31, 2020	$ 350,707	$ 42,378	$ 6,842	$ (230,253)	$ 169,674	$ 11,488	$ 181,162
Balance (in Shares) at Dec. 31, 2020	117,975,000
Net loss for the year				(157,674)	(157,674)	(2,902)	(160,576)	[1]
Other comprehensive income for the year			(9)	(22)	(31)	779	748	[1]
Contribution from non-controlling interests (Note 18)						1,400	1,400
At-the-market offering (Note 16)	$ 30,224				30,224		30,224
At-the-market offering (Note 16) (in Shares)	27,323,000
January bought deal public offering (Note 16)	$ 24,987				24,987		24,987
January bought deal public offering (Note 16) (in Shares)	10,253,000
Sandstorm private placements (Note 16)	$ 2,399	79			2,478		2,478
Sandstorm private placements (Note 16) (in Shares)	3,547,000
Conversion of Sandstorm convertible debenture	$ 12,844				12,844		12,844
Conversion of Sandstorm convertible debenture (in Shares)	4,673,000
Conversion option of RoyCap convertible debenture (Note 10)		2,366			2,366		2,366
Retraction of RoyCap convertible debenture (Note 10)	$ 764	(133)			631		631
Retraction of RoyCap convertible debenture (Note 10) (in Shares)	799,000
Amendment of RoyCap convertible debenture (Note 10)	$ 198	2,117			2,315		2,315
Amendment of RoyCap convertible debenture (Note 10) (in Shares)	182,000
Common shares issued	$ 735				735		735
Common shares issued (in Shares)	303,000
Share-based payments		4,349			4,349		4,349
Exercise of options	$ 240	(68)			172		172
Exercise of options (in Shares)	90,000
Balance at Dec. 31, 2021	$ 423,098	51,088	6,833	(387,949)	93,070	10,765	103,835
Balance (in Shares) at Dec. 31, 2021	165,145,000
Net loss for the year				(43,104)	(43,104)	(2,083)	(45,187)
Other comprehensive income for the year			2,964	2,204	5,168	1,469	6,637
Contribution from non-controlling interests (Note 18)						7,211	7,211
At-the-market offering (Note 16)	$ 10,080				10,080		10,080
At-the-market offering (Note 16) (in Shares)	12,213,000
Sandstorm private placements (Note 16)	$ 9,816				9,816		9,816
Sandstorm private placements (Note 16) (in Shares)	15,200,000
Retraction of RoyCap convertible debenture (Note 10)	$ 6,073	(815)			5,258		5,258
Retraction of RoyCap convertible debenture (Note 10) (in Shares)	11,242,000
Amendment of RoyCap convertible debenture (Note 10)	$ 307	(2,114)			(1,807)		(1,807)
Amendment of RoyCap convertible debenture (Note 10) (in Shares)	656,000
Share-based payments		2,746			2,746		2,746
Balance at Dec. 31, 2022	$ 449,374	$ 50,905	$ 9,797	$ (428,849)	$ 81,227	$ 17,362	$ 98,589
Balance (in Shares) at Dec. 31, 2022	204,456,000

[1]	Certain fiscal 2021 amounts were adjusted through changes in accounting policies (see Note 5)